Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Digital assets(i)	$19,958	$-	$-	$19,958

Financial liabilities:
Warrant liabilities (ii)	$-	$-	$1,653,000	$1,653,000
	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (ii)	$-	$-	$198,000	$198,000
Warrant liabilities (iii)	-	-	2,000,000	2,000,000
Total	$-	$-	$2,198,000	$2,198,000

Schedule of digital assets
	Quantity	Cost Basis	Fair Value
USDT	19,926	$19,926	$19,958
Years ended December 31,
2025
Opening balance	$-
Collection of USDT from private placement	6,000,000
Collection of USDT from related party	3,750,000
Paid for acquisition	(9,730,048)
Surcharges	(26)
Ending balance	$19,926

Reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis
	Years ended December 31,
	2025	2024	2023
Opening balance	$198,000	$1,727,694	$-
New convertible note issued	-	-	1,999,990
Change in fair value of convertible note	150,000	504,006	165,704
Forbearance and other fee	-	610,227	-
Gain on debt extinguishment	-	(298,213)	-
Conversion of convertible note	(348,000)	(2,060,000)	(438,000)
Cash repaid	-	(285,714)	-
Ending balance	$-	$198,000	$1,727,694

Reconciliation of the beginning and ending balances for warrants liabilities measured at fair value
	Years ended December 31,
	2025	2024
Opening balance	$2,000,000	$-
Warrants issued in connection with the April 2024 Private Placement	401,000	1,358,374
Change in fair value of warrant liabilities	(568,000)	3,767,626
Reclassification of warrant liabilities to equity upon exercise of warrants	(180,000)	(3,126,000)
Ending balance	$1,653,000	$2,000,000

Schedule of estimated useful lives for significant property and equipment
Machinery and production equipment	10 years
Transportation equipment	5 years
Office equipment	5 years
Electronic equipment	3 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Software	2 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2025		December 31, 2024		December 31, 2023
US$: RMB exchange rate	Period End	$6.9931	Period End	$7.2993	Period End	$7.0999
	Average	$7.1875	Average	$7.1957	Average	$7.0809